Quarterly Report
July 31, 2023
MFS®  Lifetime®  2045 Fund
L45-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 9.2%
MFS Emerging Markets Debt Fund - Class R6	311,828	$3,660,860
MFS Emerging Markets Debt Local Currency Fund - Class R6	420,246	2,437,429
MFS Global Opportunistic Bond Fund - Class R6	462,410	3,648,416
MFS High Income Fund - Class R6	1,634,702	4,871,413
MFS Inflation-Adjusted Bond Fund - Class R6	1,498,284	13,799,194
MFS Total Return Bond Fund - Class R6	1,212,955	11,389,643
		$39,806,955
International Stock Funds – 25.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	287,809	$3,753,028
MFS Blended Research International Equity Fund - Class R6	3,629,189	44,493,862
MFS Emerging Markets Equity Fund - Class R6	111,116	3,750,170
MFS International Growth Fund - Class R6	334,678	13,895,811
MFS International Intrinsic Value Fund - Class R6	336,823	13,887,202
MFS International New Discovery Fund - Class R6	460,787	14,841,965
MFS Research International Fund - Class R6	751,490	16,645,512
		$111,267,550
Specialty Funds – 9.4%
MFS Commodity Strategy Fund - Class R6	5,536,207	$20,428,603
MFS Global Real Estate Fund - Class R6	1,238,598	20,337,780
		$40,766,383
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	690,893	$21,694,038
MFS Blended Research Growth Equity Fund - Class R6	1,279,052	23,457,823
MFS Blended Research Mid Cap Equity Fund - Class R6	3,301,709	42,096,787
MFS Blended Research Small Cap Equity Fund - Class R6	706,453	10,377,790
MFS Blended Research Value Equity Fund - Class R6	1,566,724	23,203,175
MFS Growth Fund - Class R6	136,592	23,130,498
MFS Mid Cap Growth Fund - Class R6 (a)	757,867	20,955,028
MFS Mid Cap Value Fund - Class R6	681,879	20,988,223
MFS New Discovery Fund - Class R6	174,243	5,126,215
MFS New Discovery Value Fund - Class R6	279,578	5,074,342
MFS Research Fund - Class R6	399,399	21,619,490
MFS Value Fund - Class R6	469,650	23,144,374
		$240,867,783
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.25% (v)	316,926	$316,926
Total Investment Companies		$433,025,597

Other Assets, Less Liabilities – 0.0%		159,368
Net Assets – 100.0%		$433,184,965
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $433,025,597.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$433,025,597	$—	$—	$433,025,597
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,632,616	$47,550	$387,872	$(30,422)	$2,432,166	$21,694,038
MFS Blended Research Emerging Markets Equity Fund	3,408,397	145,661	27,792	390	226,372	3,753,028
MFS Blended Research Growth Equity Fund	21,094,731	2,339	1,054,008	84,162	3,330,599	23,457,823
MFS Blended Research International Equity Fund	40,420,848	2,697,130	30,150	(62)	1,406,096	44,493,862
MFS Blended Research Mid Cap Equity Fund	37,909,235	942,570	627,585	(4,027)	3,876,594	42,096,787
MFS Blended Research Small Cap Equity Fund	9,241,536	226,283	324,850	(320)	1,235,141	10,377,790
MFS Blended Research Value Equity Fund	21,009,775	780,160	99,171	(1,314)	1,513,725	23,203,175
MFS Commodity Strategy Fund	18,379,520	1,566,525	175,114	(54,970)	712,642	20,428,603
MFS Emerging Markets Debt Fund	3,026,203	574,671	358	(108)	60,452	3,660,860
MFS Emerging Markets Debt Local Currency Fund	2,014,988	350,013	482	(76)	72,986	2,437,429
MFS Emerging Markets Equity Fund	3,427,247	103,945	39,990	885	258,083	3,750,170
MFS Global Opportunistic Bond Fund	3,016,700	657,310	905	(168)	(24,521)	3,648,416
MFS Global Real Estate Fund	18,726,248	1,346,352	87,713	(2,418)	355,311	20,337,780
MFS Growth Fund	21,172,671	81,996	748,744	74,120	2,550,455	23,130,498
MFS High Income Fund	4,025,673	840,479	27	(5)	5,293	4,871,413
MFS Inflation-Adjusted Bond Fund	12,289,077	1,992,924	21,380	(3,728)	(457,699)	13,799,194
MFS Institutional Money Market Portfolio	375,108	1,387,060	1,445,217	6	(31)	316,926
MFS International Growth Fund	12,689,973	855,222	29,419	237	379,798	13,895,811
MFS International Intrinsic Value Fund	12,655,946	838,163	10,540	(1,170)	404,803	13,887,202
MFS International New Discovery Fund	13,686,098	874,361	57,149	(3,173)	341,828	14,841,965
MFS Mid Cap Growth Fund	18,970,013	536,834	65,461	761	1,512,881	20,955,028
MFS Mid Cap Value Fund	19,054,141	650,674	246,182	380	1,529,210	20,988,223
MFS New Discovery Fund	4,623,068	169,789	51,179	(8,934)	393,471	5,126,215
MFS New Discovery Value Fund	4,629,365	180,595	87,349	22	351,709	5,074,342
MFS Research Fund	19,657,516	212,492	124,323	(4,955)	1,878,760	21,619,490
MFS Research International Fund	15,133,658	1,231,756	7,342	(7)	287,447	16,645,512
MFS Total Return Bond Fund	10,320,093	1,267,992	16,142	(2,798)	(179,502)	11,389,643
MFS Value Fund	20,972,991	1,331,248	62,560	105	902,590	23,144,374
	$391,563,435	$21,892,094	$5,829,004	$42,413	$25,356,659	$433,025,597
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$45,898	$—
MFS Emerging Markets Debt Local Currency Fund	24,962	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	15,398	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	61,722
MFS High Income Fund	67,227	—
MFS Inflation-Adjusted Bond Fund	177,521	—
MFS Institutional Money Market Portfolio	4,277	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	69,503	11,709
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	111,217	—
MFS Value Fund	98,930	—
	$614,933	$73,431
4